Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2024
Pacer American Energy Independence ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer American Energy Independence ETF NAV
Accumulated Value	$ 15,549	$ 15,143	$ 13,026	$ 7,208	$ 9,821	$ 9,665	$ 21,909
Pacer BlueStar Digital Entertainment ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer BlueStar Digital Entertainment ETF NAV
Accumulated Value	8,919	7,842					$ 12,342
Pacer BlueStar Engineering the Future ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer BlueStar Engineering the Future ETF NAV
Accumulated Value	8,633	8,286					$ 10,056
Pacer Developed Markets Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Developed Markets Cash Cows Growth Leaders ETF NAV
Accumulated Value							$ 9,822
Pacer Metarus Nasdaq 100 Dividend Multiplier 600 ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV
Accumulated Value							$ 10,054
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV
Accumulated Value	9,931	9,067	10,484				$ 13,333
Pacer Swan SOS Conservative (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Conservative (April) ETF NAV
Accumulated Value	10,383	10,068	10,545				$ 12,424
Pacer Swan SOS Conservative (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Conservative (January) ETF NAV
Accumulated Value	11,055	10,162	10,794				$ 13,238
Pacer Swan SOS Conservative (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Conservative (July) ETF NAV
Accumulated Value	10,391	9,519	10,222				$ 12,759
Pacer Swan SOS Conservative (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Conservative (October) ETF NAV
Accumulated Value	10,912	9,696	10,171				$ 12,683
Pacer Swan SOS Flex (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Flex (April) ETF NAV
Accumulated Value	11,494	10,469	11,037				$ 14,068
Pacer Swan SOS Flex (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Flex (January) ETF NAV
Accumulated Value	12,607	11,152	11,585				$ 15,788
Pacer Swan SOS Flex (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Flex (July) ETF NAV
Accumulated Value	11,211	10,146	10,405				$ 13,935
Pacer Swan SOS Flex (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Flex (October) ETF NAV
Accumulated Value	11,609	10,396	10,364				$ 13,687
Pacer Swan SOS Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Fund of Funds ETF NAV
Accumulated Value	11,753	10,643	11,101				$ 14,125
Pacer Swan SOS Moderate (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Moderate (April) ETF NAV
Accumulated Value	11,140	10,248	10,667				$ 13,263
Pacer Swan SOS Moderate (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Moderate (January) ETF NAV
Accumulated Value	11,685	10,507	11,020				$ 14,013
Pacer Swan SOS Moderate (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Moderate (July) ETF NAV
Accumulated Value	11,213	10,085	10,263				$ 13,602
Pacer Swan SOS Moderate (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Swan SOS Moderate (October) ETF NAV
Accumulated Value	11,414	10,081	10,224				$ 13,199
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	17,442	15,836	18,545	12,977	11,828	10,346	$ 24,073
American Energy Independence Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							American Energy Independence Total Return Index
Accumulated Value	16,632	16,045	13,668	$ 7,436	$ 10,019	$ 9,759	$ 23,691
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P GLOBAL 1200 (TR)
Accumulated Value	9,529	8,529					$ 12,784
BlueStar Global Online Gambling Video Gaming and eSports NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							BlueStar Global Online Gambling Video Gaming and eSports NTR
Accumulated Value	8,963	7,848					$ 12,534
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P GLOBAL 1200 (TR)
Accumulated Value	9,966	8,921					$ 13,371
S&P GLOBAL 1200 - Industrials Sector TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P GLOBAL 1200 - Industrials Sector TR
Accumulated Value	10,349	9,339					$ 14,114
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI THE WORLD INDEX Net (USD)
Accumulated Value							$ 10,781
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Net (USD)
Accumulated Value							$ 10,223
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value							$ 9,987
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600
Accumulated Value							$ 10,038
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	9,917	9,004	10,544				$ 13,687
Metaurus US Large Cap Target Dividend Total Return - Series 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Metaurus US Large Cap Target Dividend Total Return - Series 400
Accumulated Value	10,057	9,164	10,505				$ 13,544
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,988	9,976	11,683				$ 15,165
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	11,888	10,793	12,640				$ 16,407
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,122	9,190	10,763				$ 13,971
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,064	9,137	10,701				$ 13,890
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,988	9,976	11,683				$ 15,165
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	11,888	10,793	12,640				$ 16,407
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,122	9,190	10,763				$ 13,971
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,064	9,137	10,701				$ 13,890
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	11,759	10,677	12,503				$ 16,230
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,988	9,976	11,683				$ 15,165
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	11,888	10,793	12,640				$ 16,407
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	10,122	9,190	10,763				$ 13,971
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 10,064	$ 9,137	$ 10,701				$ 13,890